united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	08/31/24

Item 1. Reports to Stockholders.

(a)

Beacon Selective Risk ETF

(BSR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Beacon Selective Risk ETF for the period of March 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://beaconinvestingetfs.com/beacon-selective-risk/#documents. You can also request this information by contacting us at 1-866-439-9093. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$53	1.00%

Fund Statistics

Net Assets	$30,606,424
Number of Portfolio Holdings	11
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$67,953
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	10.4%
Vanguard Communication Services ETF	10.2%
Vanguard Financials ETF	10.0%
Vanguard Industrials ETF	9.5%
Vanguard Consumer Staples ETF	9.0%
Vanguard Health Care ETF	9.0%
Vanguard Real Estate ETF	8.9%
Vanguard Materials ETF	8.8%
Vanguard Consumer Discretionary ETF	8.8%
Vanguard Energy ETF	8.7%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

Beacon Selective Risk ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://beaconinvestingetfs.com/beacon-selective-risk/#documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-BSR

Beacon Tactical Risk ETF

(BTR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Beacon Tactical Risk ETF for the period of March 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://beaconinvestingetfs.com/beacon-tactical-risk/#documents. You can also request this information by contacting us at 1-866-439-9093. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$53	1.00%

Fund Statistics

Net Assets	$28,188,676
Number of Portfolio Holdings	11
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$37,524
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.5%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	99.5%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Utilities ETF	9.9%
Vanguard Financials ETF	9.3%
Vanguard Industrials ETF	9.2%
Vanguard Information Technology ETF	9.1%
Vanguard Consumer Staples ETF	9.0%
Vanguard Materials ETF	9.0%
Vanguard Health Care ETF	9.0%
Vanguard Real Estate ETF	8.9%
Vanguard Communication Services ETF	8.8%
Vanguard Energy ETF	8.7%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

Beacon Tactical Risk ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://beaconinvestingetfs.com/beacon-tactical-risk/#documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-BTR

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Beacon Tactical Risk ETF

(Symbol: BTR)

Beacon Selective Risk ETF

(Symbol: BSR)

Semi-Annual Financial Statements

August 31, 2024

1-866-439-9093

www.beaconinvestingetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
17,827	Vanguard Communication Services ETF	$2,480,805
7,565	Vanguard Consumer Discretionary ETF	2,424,809
11,675	Vanguard Consumer Staples ETF	2,539,429
19,207	Vanguard Energy ETF	2,447,548
23,693	Vanguard Financials ETF	2,626,369
8,784	Vanguard Health Care ETF	2,530,670
10,245	Vanguard Industrials ETF	2,589,834
4,440	Vanguard Information Technology ETF	2,548,427
12,266	Vanguard Materials ETF	2,531,457
26,421	Vanguard Real Estate ETF	2,513,430
16,971	Vanguard Utilities ETF	2,801,743
		28,034,521

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,850,875)	28,034,521

	TOTAL INVESTMENTS - 99.5% (Cost $24,850,875)	$28,034,521
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	154,155
	NET ASSETS - 100.0%	$28,188,676

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

BEACON SELECT RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
22,495	Vanguard Communication Services ETF	$3,130,404
8,400	Vanguard Consumer Discretionary ETF	2,692,452
12,750	Vanguard Consumer Staples ETF	2,773,253
20,923	Vanguard Energy ETF	2,666,218
27,525	Vanguard Financials ETF	3,051,146
9,570	Vanguard Health Care ETF	2,757,117
11,460	Vanguard Industrials ETF	2,896,973
5,540	Vanguard Information Technology ETF	3,179,794
13,100	Vanguard Materials ETF	2,703,578
28,575	Vanguard Real Estate ETF	2,718,340
11,800	Vanguard Utilities ETF	1,948,062
		30,517,337

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,850,431)	30,517,337

	TOTAL INVESTMENTS - 99.7% (Cost $25,850,431)	$30,517,337
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	89,087
	NET ASSETS - 100.0%	$30,606,424

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2024

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
ASSETS
Investment securities:
At cost	$24,850,875	$25,850,431
At fair value	$28,034,521	$30,517,337
Cash and cash equivalents	192,747	134,370
Dividends and interest receivable	799	567
Prepaid expenses	26,604	26,645
TOTAL ASSETS	28,254,671	30,678,919

LIABILITIES
Investment advisory fees payable	14,012	24,098
Payable to related parties	11,589	12,639
Audit fees payable	21,211	21,002
Custody fees payable	7,646	9,106
Transfer agent fees payable	5,443	2,685
Accrued expenses and other liabilities	6,094	2,965
TOTAL LIABILITIES	65,995	72,495
NET ASSETS	$28,188,676	$30,606,424

Net Assets Consist Of:
Paid in capital	$26,859,239	$26,831,097
Accumulated earnings	1,329,437	3,775,327
NET ASSETS	$28,188,676	$30,606,424

Net Asset Value Per Share:
Net Assets	$28,188,676	$30,606,424
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,080,000	1,050,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$26.10	$29.15

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2024

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
INVESTMENT INCOME
Dividends	$249,205	$255,367
Interest	3,856	3,007
TOTAL INVESTMENT INCOME	253,061	258,374

EXPENSES
Investment advisory fees	86,564	94,650
Administrative services	23,802	21,718
Legal fees	16,333	13,926
Custodian fees	9,227	7,987
Audit fees	9,173	7,964
Professional fees	8,074	5,840
Trustees fees and expenses	6,904	5,457
Printing and postage expenses	6,592	5,484
Insurance expense	3,532	2,532
Transfer agent fees	3,257	3,040
Other expenses	8,835	3,787
TOTAL EXPENSES	182,293	172,385

Less: Fees waived/reimbursed by the Adviser	(49,040)	(26,697)
NET EXPENSES	133,253	145,688

NET INVESTMENT INCOME	119,808	112,686

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	947	(56,634)
Net change in unrealized appreciation on investments	2,486,340	2,583,856
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,487,287	2,527,222

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,607,095	$2,639,908

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2024

	For the Six Months Ended	For the Period Ended
	August 31, 2024	February 29, 2024*
	(Unaudited)
FROM OPERATIONS
Net investment income	$119,808	$184,688
Net realized gain (loss) on investments	947	(1,974,964)
Net change in unrealized appreciation on investments	2,486,340	697,306
Net increase (decrease) in net assets resulting from operations	2,607,095	(1,092,970)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(225,021)
Net decrease in net assets resulting from distributions to shareholders	—	(225,021)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	245,114	26,646,058
Transaction Fees (Note 5)	200	8,200
Net increase in net assets resulting from shares of beneficial interest	245,314	26,654,258

TOTAL INCREASE IN NET ASSETS	2,852,409	25,336,267

NET ASSETS
Beginning of Period	25,336,267	—
End of Period	$28,188,676	$25,336,267

SHARE ACTIVITY
Shares Sold	10,000	1,070,000
Net increase in shares of beneficial interest outstanding	10,000	1,070,000

*	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2024

	For the Six Months Ended	For the Period Ended
	August 31, 2024	February 29, 2024*
	(Unaudited)
FROM OPERATIONS
Net investment income	$112,686	$239,567
Net realized loss on investments	(56,634)	(947,631)
Net change in unrealized appreciation on investments	2,583,856	2,083,050
Net increase in net assets resulting from operations	2,639,908	1,374,986

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(293,580)
Net decrease in net assets resulting from distributions to shareholders	—	(293,580)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	26,878,910
Transaction Fees (Note 5)	—	6,200
Net increase in net assets resulting from shares of beneficial interest	—	26,885,110

TOTAL INCREASE IN NET ASSETS	2,639,908	27,966,516

NET ASSETS
Beginning of Period	27,966,516	—
End of Period	$30,606,424	$27,966,516

SHARE ACTIVITY
Shares Sold	—	1,050,000
Net increase in shares of beneficial interest outstanding	—	1,050,000

*	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended	For the Period Ended
	August 31, 2024	February 29, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$23.68	$24.94
Activity from investment operations:
Net investment income (2)	0.11	0.22
Net realized and unrealized gain (loss) on investments	2.31	(1.27)
Total from investment operations	2.42	(1.05)
Less distributions from:
Net investment income	—	(0.21)
Total distributions	—	(0.21)
Net asset value, end of period	$26.10	$23.68
Market price, end of period	$26.11	$23.74
Total return (3)(8)	10.22%	(4.18)%
Market price total return (3)(8)	9.98%	(3.94)%
Net assets, at end of period (000s)	$28,189	$25,336
Ratio of gross expenses to average net assets (4)(7)	2.11%	1.83%
Ratio of net expenses to average net assets (4)(7)	1.00%	1.00%
Ratio of net investment income to average net assets (4)(6)(7)	0.90%	1.04%
Portfolio Turnover Rate (5)(8)	0%	355%

(1)	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended	For the Period Ended
	August 31, 2024	February 29, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$26.63	$25.00
Activity from investment operations:
Net investment income (2)	0.11	0.29
Net realized and unrealized gain on investments	2.41	1.62
Total from investment operations	2.52	1.91
Less distributions from:
Net investment income	—	(0.28)
Total distributions	—	(0.28)
Net asset value, end of period	$29.15	$26.63
Market price, end of period	$29.16	$26.69
Total return (3)(8)	9.46%	7.66%
Market price total return (3)(7)	9.25%	7.91%
Net assets, at end of period (000s)	$30,606	$27,967
Ratio of gross expenses to average net assets (4)(7)	1.97%	1.75%
Ratio of net expenses to average net assets (4)(7)	1.00%	1.00%
Ratio of net investment income to average net assets (4)(6)(7)	0.78%	1.28%
Portfolio Turnover Rate (5)(8)	15%	208%

(1)	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2024

1. ORGANIZATION

The Beacon Tactical Risk ETF (“BTR”) and the Beacon Selective Risk ETF (“BSR”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds’ investment objective seeks to provide long-term capital appreciation. BTR and BSR commenced operations on April 17, 2023. BTR and BSR are each a “Fund of Funds”, in the each Fund will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024 for the Funds’ assets measured at fair value:

Beacon Tactical Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,034,521	$—	$—	$28,034,521
Total	$28,034,521	$—	$—	$28,034,521

Beacon Select Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,517,337	$—	$—	$30,517,337
Total	$30,517,337	$—	$—	$30,517,337

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for BTR and BSR. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ February 2024, year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$—	$22,542
BSR	$4,244,618	$4,199,884

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$243,873	$—
BSR	$—	$—

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the sub-adviser (the “Sub-Adviser”), to execute portfolio transactions and implement the Adviser’s decisions for the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. For the period ended August 31, 2024, the Adviser earned $86,564, and $94,650 in advisory fees for BTR and BSR, respectively.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Pursuant to an agreement between the Adviser and the Sub-Adviser, as compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser a fee, computed daily, at an annual rate based on the greater of (1) the Minimum Sub-Advisory Fees or (2) the average daily net assets of the Funds in accordance with the following fee schedule (the “Asset-Based Sub-Advisory Fees”), if the aggregate Asset-Based Sub-Advisory Fees exceed the aggregate Minimum Sub-Advisory Fees:

	Minimum Sub-Advisory Fees	Asset-Based Sub-Advisory Fees
Tactical Risk Fund	$22,500	0.03%
Selective Risk Fund	$22,500	0.03%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BTR and BSR at least until June 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three -year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the period ended August 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $49,040 and $26,697 for BTR and BSR, respectively, which are subject to recapture by the Adviser before February 28, 2027 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the funds and there are no current plan to impose these fees.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Professional fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for both BTR and BSR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Beacon Tactical Risk ETF	$200	2.00%*
Beacon Selective Risk ETF	$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.    AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Beacon Tactical Risk ETF	$24,850,875	$3,183,646	$—	$3,183,646
Beacon Selective Risk ETF	25,850,533	4,666,804	—	4,666,804

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended February 29, 2024, was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
2/29/2024	Income	Capital Gains	Capital	Total
Beacon Tactical Risk ETF	$225,021	$—	$—	$225,021
Beacon Selective Risk ETF	293,580	—	—	293,580

As of February 29, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Beacon Tactical Risk ETF	$—	$—	$—	$(1,974,964)	$—	$697,306	$(1,277,658)
Beacon Selective Risk ETF	—	—	—	(947,529)	—	2,082,948	1,135,419

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

At February 29, 2024, the Fund had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Beacon Tactical Risk ETF	1,974,964	—	1,974,964	—
Beacon Selective Risk ETF	947,529	—	947,529	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended February 29, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings
Beacon Tactical Risk ETF	$(40,333)	$40,333
Beacon Selective Risk ETF	(54,013)	54,013

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Beacon Capital Management, Inc.

7777 Washington Village Dr. Suite 280

Dayton, OH 45459

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

BEACONETFS-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/8/24

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	11/8/24